ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Advertising - 1.8%
Interpublic Group of Cos., Inc.	21,833	685,556
Omnicom Group, Inc.	8,316	735,051
		1,420,607

Aerospace & Defense - 0.9%
Lockheed Martin Corp.	1,643	703,598

Agricultural & Farm Machinery - 0.8%
AGCO Corp.	5,992	657,322

Agricultural Products & Services - 1.4%
Archer-Daniels-Midland Co.	9,513	505,235
Bunge Global SA	6,949	655,777
		1,161,012

Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	5,840	698,464

Apparel Retail - 2.1%
Ross Stores, Inc.	5,418	807,065
TJX Cos., Inc.	8,121	805,116
		1,612,181

Application Software - 1.0%
Intuit, Inc.	1,187	786,850

Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	1,910	778,058

Biotechnology - 1.8%
Amgen, Inc.	2,639	722,638
Gilead Sciences, Inc.	9,022	650,486
		1,373,124

Building Products - 3.0%
Allegion PLC	6,123	782,948
Builders FirstSource, Inc.(a)	4,325	844,154
Owens Corning	4,685	701,719
		2,328,821

Cable & Satellite - 1.6%
Charter Communications, Inc. - Class A(a)	1,921	564,640
Comcast Corp. - Class A	16,448	704,796
		1,269,436

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 96.5% (CONTINUED)	Shares	Value
Communications Equipment - 1.9%
Cisco Systems, Inc.	14,580	$705,235
Motorola Solutions, Inc.	2,321	766,835
		1,472,070

Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	9,390	759,463

Construction Machinery & Heavy Transportation Equipment - 1.1%
Caterpillar, Inc.	2,544	849,594

Consumer Finance - 2.1%
Discover Financial Services	6,760	815,932
Synchrony Financial	19,232	794,282
		1,610,214

Electric Utilities - 0.8%
Xcel Energy, Inc.	11,718	617,421

Electronic Components - 1.0%
Amphenol Corp. - Class A	7,276	794,830

Electronic Equipment & Instruments - 0.9%
Keysight Technologies, Inc.(a)	4,569	704,997

Electronic Manufacturing Services - 1.9%
Jabil, Inc.	5,418	780,680
TE Connectivity Ltd.	5,112	733,879
		1,514,559

Fertilizers & Agricultural Chemicals - 1.0%
CF Industries Holdings, Inc.	9,598	774,751

Food Distributors - 1.0%
Sysco Corp.	9,897	801,360

Food Retail - 1.1%
Kroger Co.	16,559	821,492

Health Care Distributors - 3.3%
Cardinal Health, Inc.	7,377	826,076
Cencora, Inc.	3,688	868,893
McKesson Corp.	1,671	871,276
		2,566,245

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 96.5% (CONTINUED)	Shares	Value
Health Care Services - 1.1%
The Cigna Group	2,497	$839,342

Home Improvement Retail - 2.0%
Home Depot, Inc.	2,052	781,012
Lowe's Cos., Inc.	3,200	770,144
		1,551,156

Homebuilding - 2.8%
DR Horton, Inc.	4,749	709,691
Lennar Corp. - Class A	4,683	742,302
PulteGroup, Inc.	6,987	757,251
		2,209,244

Homefurnishing Retail - 1.1%
Williams-Sonoma, Inc.	3,512	827,181

Household Products - 0.9%
Kimberly-Clark Corp.	6,074	735,987

Integrated Telecommunication Services - 1.0%
Verizon Communications, Inc.	19,357	774,667

Interactive Home Entertainment - 0.9%
Electronic Arts, Inc.	5,194	724,459

Interactive Media & Services - 1.0%
Alphabet, Inc. - Class A(a)	5,516	763,745

IT Consulting & Other Services - 2.0%
Accenture PLC - Class A	2,093	784,415
Cognizant Technology Solutions Corp. - Class A	9,533	753,298
		1,537,713

Life & Health Insurance - 3.9%
Aflac, Inc.	9,011	727,548
Globe Life, Inc.	5,957	756,122
Principal Financial Group, Inc.	9,126	737,928
Unum Group	16,614	821,563
		3,043,161

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	5,247	720,728
Bruker Corp.	9,764	844,976
		1,565,704

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 96.5% (CONTINUED)	Shares	Value
Managed Health Care - 2.6%
Elevance Health, Inc.	1,551	$777,439
Humana, Inc.	1,572	550,703
UnitedHealth Group, Inc.	1,374	678,206
		2,006,348

Movies & Entertainment - 1.1%
Netflix, Inc.(a)	1,461	880,866

Multi-Utilities - 1.8%
Consolidated Edison, Inc.	8,020	699,424
Public Service Enterprise Group, Inc.	11,764	734,074
		1,433,498

Oil & Gas Exploration & Production - 2.0%
Devon Energy Corp.	16,358	720,733
Ovintiv, Inc.	16,918	835,919
		1,556,652

Oil & Gas Refining & Marketing - 2.0%
Phillips 66	5,364	764,424
Valero Energy Corp.	5,672	802,361
		1,566,785

Pharmaceuticals - 2.1%
Eli Lilly & Co.	1,274	960,188
Pfizer, Inc.	26,169	695,049
		1,655,237

Property & Casualty Insurance - 2.2%
Hartford Financial Services Group, Inc.	9,082	870,418
W R Berkley Corp.	10,366	866,598
		1,737,016

Regional Banks - 0.9%
Regions Financial Corp.	37,512	698,849

Reinsurance - 1.0%
Everest Group Ltd.	2,038	751,777

Restaurants - 2.0%
Domino's Pizza, Inc.	1,814	813,307
Yum! Brands, Inc.	5,631	779,443
		1,592,750

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 96.5% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 4.3%
Applied Materials, Inc.	4,449	$897,008
KLA Corp.	1,231	839,911
Lam Research Corp.	930	872,573
Teradyne, Inc.	6,848	709,384
		3,318,876

Semiconductors - 9.1%
Broadcom, Inc.	636	827,112
Microchip Technology, Inc.	7,751	652,169
Monolithic Power Systems, Inc.	1,134	816,525
NVIDIA Corp.	1,479	1,170,066
NXP Semiconductors NV	3,056	763,175
ON Semiconductor Corp.(a)	8,397	662,691
QUALCOMM, Inc.	5,083	802,047
Skyworks Solutions, Inc.	6,413	672,852
Texas Instruments, Inc.	4,268	714,164
		7,080,801

Steel - 1.0%
Steel Dynamics, Inc.	5,741	768,261

Systems Software - 1.9%
Gen Digital, Inc.	31,262	671,820
Microsoft Corp.	1,945	804,530
		1,476,350

Technology Distributors - 1.0%
CDW Corp.	3,274	806,092

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	3,684	665,883
NetApp, Inc.	8,195	730,338
Super Micro Computer, Inc.(a)	2,337	2,024,123
		3,420,344

Tobacco - 1.8%
Altria Group, Inc.	17,306	707,988
Philip Morris International, Inc.	7,651	688,284
		1,396,272

Trading Companies & Distributors - 2.2%
United Rentals, Inc.	1,249	865,894
WW Grainger, Inc.	882	858,592
		1,724,486

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 96.5% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 1.0%
Visa, Inc. - Class A	2,828	$799,306
TOTAL COMMON STOCKS (Cost $66,698,166)		75,319,394

REAL ESTATE INVESTMENT TRUSTS - 2.9%
Host Hotels & Resorts, Inc.	36,717	761,511
Simon Property Group, Inc.	4,981	737,885
Weyerhaeuser Co.	21,699	746,012
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,970,168)		2,245,408

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.23%(b)	355,018	355,018
TOTAL SHORT-TERM INVESTMENTS (Cost $355,018)		355,018

TOTAL INVESTMENTS - 99.9% (Cost $69,023,352)		$77,919,820
Other Assets in Excess of Liabilities - 0.1%		87,866
TOTAL NET ASSETS - 100.0%		$78,007,686

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 29, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of February 29, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$75,319,394	$—	$—	$75,319,394
Real Estate Investment Trusts	2,245,408	—	—	2,245,408
Money Market Funds	355,018	—	—	355,018
Total Investments in Securities	$77,919,820	$—	$—	$77,919,820

*	For further detail, see the Schedule of Investments.

During the fiscal period ended February 29, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.